Notes Receivable (Details Narrative) - USD ($)	Feb. 19, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Financing Receivable, after Allowance for Credit Loss	$ 206,000			$ 206,000
Debt Instrument, Interest Rate, Stated Percentage	6.50%	50.00%	50.00%
Debt maturity date description	August 19, 2022 later amended to February 19, 2024.
Financing Receivable, after Allowance for Credit Loss, Noncurrent		$ 203,000		190,000
Financing Receivable, after Allowance for Credit Loss, Current		$ 203,000	$ 203,000	$ 16,000